Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated net unrealized loss on translation of net investment in foreign operations	$ 7	$ 7
Balance, beginning of year	28
Balance, end of year	27	28
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	(14)	23
Net unrealized loss (gain)	12	(36)
Reclassification of net loss to net income	(13)	(1)
Balance, end of year	(15)	(14)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	35	21
Net unrealized loss (gain)	1	15
Reclassification of net loss to net income	(1)	(1)
Balance, end of year	$ 35	$ 35